As filed with the Securities and Exchange Commission on December 27, 2011
================================================================================
                                            1933 Act Registration No. 333-______
                                             1940 Act Registration No. 811-22652



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. __                                              [ ]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. __                                                             [ ]


                      FIRST TRUST VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Variable Insurance Trust
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A - Prospectus for First Trust/Dow Jones Dividend & Income Allocation Portfolio

      Part B - Statement of Additional Information for First Trust/Dow Jones Dividend & Income Allocation Portfolio

      Part C - Other Information

      Signatures

      Index to Exhibits

      Exhibits

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OF SALE IS NOT PERMITTED.


                 PRELIMINARY PROSPECTUS DATED DECEMBER 27, 2011
                             SUBJECT TO COMPLETION


[LOGO OMITTED]
First Trust                               [FIRST TRUST VARIABLE INSURANCE TRUST]
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                                   Prospectus

                                _________, 2011

                                                                      TICKER
                                                                      SYMBOL
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FIRST TRUST/DOW JONES DIVIDEND & INCOME
ALLOCATION PORTFOLIO

      The Trust is an investment vehicle for life insurance companies writing variable annuity contracts and variable life insurance policies (each a "Participating Insurance Company"). This prospectus provides important information regarding the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund").

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.


            NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

                               TABLE OF CONTENTS

SECTION                                                                     PAGE

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO..................1

ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND
   STRATEGIES.................................................................5

FUND INVESTMENTS..............................................................5

ADDITIONAL RISKS OF INVESTING IN THE FUND.....................................7

FUND ORGANIZATION.............................................................9

MANAGEMENT OF THE FUND........................................................9

INVESTMENT IN FUND INTERESTS.................................................10

REDEMPTION OF FUND INTERESTS.................................................11

DISTRIBUTIONS AND TAXES......................................................11

RULE 12B-1 PLAN..............................................................12

NET ASSET VALUE..............................................................12

FUND SERVICE PROVIDERS.......................................................13

SHAREHOLDER INQUIRIES........................................................13

MARKET TIMING................................................................14

DISCLAIMERS..................................................................14

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO


                              SUMMARY INFORMATION

INVESTMENT OBJECTIVE

      The First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund") seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.

FEES AND EXPENSES OF THE FUND

      The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund ("Shares"). The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity policies offered by the Participating Insurance Company. If such fees were included the Total Annual Fund Operating Expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)      None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                                                                           0.__%
Distribution and Service (12b-1) Fees                                                     0.__%
Other Expenses                                                                            0.__%
                                                                                          -----
Total Annual Fund Operating Expenses                                                      0.__%

EXAMPLE
      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until ______, 201_. The example does not take into account contract level fees of the variable annuity policies offered by the Participating Insurance Company. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

      1 YEAR             3 YEARS            5 YEARS           10 YEARS
      ------             -------            -------           --------
       $___                $___              $___              $____

Portfolio Turnover

      The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

      The Fund seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed income securities at the time of purchase. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing in dividend paying stocks. First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the quantitative process in certain instances.

      The fixed income component seeks to provide income and preserve capital through investing in a diversified investment grade bond portfolio. Investment grade bonds are those bonds rated "BBB-" or higher by Standard & Poor's or "Baa3" or higher by Moody's at the time of purchase. Under normal market conditions, at least 80% of the net assets of the Fund devoted to corporate bonds will be derived from: investment grade bonds included in the Dow Jones(R) Corporate Bond Index (the "Index") and other investment grade bonds of issuers whose securities are included in the Index; and investment grade bonds of issuers included in the Dow Jones(R) Industrial Index (the "Dow 30"). The Fund may also invest in U.S. Government and agency securities. For temporary defensive purposes and to invest available cash, the Fund may also, for a limited time, invest in exchange-traded funds ("ETFs") which invest in investment grade corporate bonds, in lieu of investing directly in the bonds.

PRINCIPAL RISKS

      You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

      Equity Securities Risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Fund could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Fund invests could go down.

      Smaller Company Risk. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

      Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Fund may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Fund may decline due to an increase in market interest rates (interest rate risk).

      Market and Management Risk. Markets in which the Fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by the Advisor require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by the Advisor in making investment decisions for the Fund may not produce the desired results.

      ETF Risk. ETFs are generally index funds bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The ETFs in which the Fund may invest will generally track a corporate bond index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

PERFORMANCE

      The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

MANAGEMENT

      Investment Advisor

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      Portfolio Managers

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; Todd Larson, Vice President of First Trust; and Eric Maisel Vice President of First Trust.

PURCHASE AND SALE OF FUND SHARES

      Shares of the Fund are sold only to each Participating Insurance Company's variable insurance account (each an "Account") to fund the benefits of the variable annuity policies issued by the Participating Insurance Company. The Account purchases Shares of the Fund in accordance with variable account allocation instructions received from owners of the policies.

      Individual investors may not purchase or redeem Shares in the Fund directly; Shares may be purchased or redeemed only through the policies. There are no minimum investment requirements. For a discussion of how policy owners may purchase Fund Shares, please refer to the prospectus for the Account. Owners of the policies may direct purchase or redemption instructions to
________________.

      The Fund offers to buy back (redeem) Shares of the Fund from the Account at any time at net asset value ("NAV"). The Account will redeem Shares to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the NAV next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem Shares, please refer to the prospectus for the Account.

TAX INFORMATION

      The fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

      If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

    ADDITIONAL INFORMATION ON THE FUND S INVESTMENT OBJECTIVE AND STRATEGIES

      To select the equity securities for the Fund, First Trust primarily follows a disciplined investment strategy that invests in the common stocks determined by the strategy. The equity component of the portfolio is derived from a quantitative process that seeks to provide total return with below market risk and an above market dividend yield through investing in dividend paying stocks. First Trust begins with the universe of stocks in the Dow Jones(R) US Total Stock Market Index. The First Trust quantitative model for selecting the equity component of the Fund incorporates investment metrics for dividend strength, capital strength and price stability. The top 150-170 best scoring stocks are selected utilizing the First Trust quantitative selection methodology; however, First Trust reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the methodology in certain instances including, but not limited to: the bankruptcy of the issuer; a legal question or impediment is affecting the security; an issue has arisen calling into question the viability, liquidity or tradability of the issuer; a decrease or elimination in dividends by an issuer or as determined from time to time by First Trust. Stocks are typically equally weighted and portfolio is rebalanced on a quarterly basis.

      To select the fixed income securities for the Fund, First Trust begins with a universe of: investment grade bonds included in the Dow Jones(R) Corporate Bond Index (the "Index") and other investment grade bonds of issuers whose securities are included in the Index; and investment grade bonds of issuers included in the Dow Jones(R) Industrial Index (the "Dow 30"). Under normal market conditions, bonds from this universe will comprise at least 80% of the net assets of the Fund devoted to corporate bonds. The Fund may also invest in U.S. Government and agency securities that First Trust believes will aid in managing duration, liquidity needs, and credit risk. For temporary defensive purposes and to invest available cash, the Fund may also, for a limited time, invest in exchange-traded funds ("ETFs") which invest in investment grade corporate bonds, in lieu of investing directly in the bonds. In selecting the fixed income securities for the Fund, First Trust follows a top-down analysis of key secular and cyclical trends that seeks to identify the optimal sector allocation and security selection based upon macro trends and bottom-up fundamental research. The investment process routinely monitors market conditions and portfolio risk for its effect on relative value.

                                FUND INVESTMENTS

INVESTMENT LIMITATIONS

      The Fund has adopted certain investment limitations (based on total assets) that cannot be changed without interest holder approval and are designed to limit your investment risk. Such limitations are described in the SAI.

EQUITY SECURITIES

      The Fund invests approximately 40-60% of its net assets in common stocks.

CORPORATE DEBT SECURITIES

      The Fund invests in corporate debt securities, which include corporate bonds, debentures, notes and other similar instruments, including convertible securities and preferred stock. Debt securities may be acquired with warrants attached.

ETFS

      An ETF is an investment company that holds a portfolio of securities generally designed to track the performance of an index (in this case, a corporate bond index). ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs.

U.S. GOVERNMENT SECURITIES

      The Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      Normally, the Fund invests substantially all of its assets to meet its investment objective. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or it may hold cash. The investment in such instruments is not a principal investment strategy of the Fund. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

DELAYED DELIVERY SECURITIES

      The Fund may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

PORTFOLIO HOLDINGS

      A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI and on the Fund's website at www.ftportfolios.com.

                   ADDITIONAL RISKS OF INVESTING IN THE FUND

      Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

      Issuer Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

      Fixed Income Securities Risk. The Fund invests about half of its portfolio in fixed income securities. The risk of investing in fixed income securities includes:

            Credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. Credit ratings are intended to provide a measure of credit risk. However, ratings are only the opinions of the agencies issuing them and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Some but not all U.S. government securities are insured or guaranteed by the U.S. government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for U.S. government securities than for other investment-grade securities, the return may be lower.

            Liquidity risk. Liquidity risk is the risk that the Fund may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all.

            Interest rate risk. Interest rate risk is the risk that the rates of interest income generated by the fixed income investments of the Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Fund may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, funds with longer durations and longer weighted average maturities generally have more volatile share prices than funds with shorter durations and shorter weighted average maturities. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Certain securities acquired by the Fund may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation.

      ETF Risk. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF's shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF's shares may trade at a premium or discount to the ETF's net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected. An investment company's investments in other investment companies are typically subject to statutory limitations prescribed by the Investment Company Act of 1940 (the "1940 Act").

      Management Risk. The Fund is subject to management risk because it has an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective.

      Current Market Conditions Risk. Domestic and international markets have experienced a period of decreased economic activity across all sectors of the world economy, and unemployment remains at increased levels. These market conditions began with problems in the financial sector, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities. These market conditions increase the risk that the value of the Fund's assets may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers.

      Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

      Intellectual Property Risk. The Fund relies on a license that permits the Fund to use the associated trade names, trademarks and/or service marks (the "Intellectual Property") in connection with the name and/or investment strategies of the Fund. Such license may be terminated by the owners of the Intellectual Property and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the owners of the

Intellectual Property have all rights to license the Intellectual Property to First Trust for use by the Fund. Accordingly, in the event the license is terminated or the owners of the Intellectual Property do not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

                               FUND ORGANIZATION

      The Fund is a series of the First Trust Variable Insurance Trust (the "Trust"), an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with First Trust, the custodian, the transfer agent and the fund administrative and accounting agent.

                             MANAGEMENT OF THE FUND

      The overall management of the business and affairs of the Fund is the responsibility of the Board of the Trust. First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the President of First Trust and Chairman of the Board and President of the Trust. First Trust discharges its responsibilities subject to the policies of the Board.

      First Trust serves as advisor or sub-advisor for __ mutual fund portfolios, __ exchange-traded funds consisting of __ series and __ closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of the Fund.

      There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin, Todd Larson and Eric Maisel. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategy. Mr. Lindquist joined First Trust as a Vice President in April 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is product manager for variable annuity products on the Investment Committee. Mr. Larson and Mr. Maisel are Vice Presidents of First Trust and FTP. Messrs. Lindquist, Carey, Erickson, McGarel and Testin have held their current positions with First Trust for the past five years. For additional information concerning First Trust, including a description of the services provided to the Fund, see the Fund's SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Fund.

MANAGEMENT FEE

      For providing management services, the Fund pays First Trust an annual fund management fee of .__% of average daily net assets. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding sales charges, distribution expenses, 12b-1 fees, brokerage expenses, taxes, interest, and other extraordinary expenses. Information regarding the Board's approval of the Fund's investment management agreement will be available in the Fund's semi-annual report for the period ending ________, 201_.

      As of the date of this Prospectus, the Fund has not yet commenced operations or paid management fees.

                           INVESTMENT IN FUND SHARES

      Shares of the Fund are sold only to the Account to fund the benefits of the variable annuity policies issued by the Participating Insurance Company. The Account purchases Shares of the Fund in accordance with variable account allocation instructions received from owners of the policies. First Trust then uses the proceeds to buy securities for the Fund. The Account, as an interest holder, has an ownership interest in the Fund's investments.

      The Fund does not issue interest certificates. Individual investors may not purchase or redeem Shares in the Fund directly; Shares may be purchased or redeemed only through the policies. There are no minimum investment requirements. All investments in the Fund are credited to the interest holder's account in the form of full and fractional interests of the Fund (rounded to the nearest 1/1000 of a Share). For a discussion of how policy owners may purchase Fund Shares, please refer to the prospectus for the Account. Owners of the policies may direct purchase or redemption instructions to ___________________.

      The price received for purchase requests will depend on when the order is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. A business day is any day the New York Stock Exchange is open for business and normally ends at 4:00 p.m., Eastern time. See "Net Asset Value" for a discussion of how Shares are priced.

                           REDEMPTION OF FUND SHARES

      The Fund offers to buy back (redeem) Shares of the Fund from the Account at any time at NAV. The Account will redeem Shares to make benefit or surrender payments under the terms of the variable annuity policies or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the NAV next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how policy owners may redeem Shares, please refer to the prospectus for the Account.

      The Fund may suspend the right of redemption only under the following unusual circumstances:

        o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

        o when trading in the markets utilized is restricted, or when an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or

        o during any period when the Securities and Exchange Commission may permit.


                            DISTRIBUTIONS AND TAXES

Automatic Reinvestment

      All dividends payable by the Fund will be reinvested in the Fund.

Taxes and Tax Reporting




Internal Revenue Service Diversification Requirements

      The Fund has complied and intends to continue to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the status of the variable annuity policies issued by the Account under Section 817 of the Internal Revenue Code. First Trust reserves the right to depart from the investment strategy of a Fund in order to meet these diversification requirements. See the SAI for more specific information.

                                RULE 12B-1 PLAN

      FTP serves as the selling agent and distributor of the Fund's Shares. In this capacity, FTP manages the offering of the Fund's Shares and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, the Fund has adopted a service plan under Rule 12b-1 of the 1940 Act. The Fund may spend up to 0.__% per year of its average daily net assets as a service fee. FTP uses the service fee to compensate the Participating Insurance Companies for providing account services to policy owners. These services include establishing and maintaining policy owners' accounts, supplying information to policy owners, delivering Fund materials to policy owners, answering inquiries, and providing other personal services to policy owners. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the plan allows First Trust to use a portion of its advisory fee to compensate FTP for other expenses, including printing and distributing prospectuses to persons other than interest holders or policy owners, and the expenses of compensating its sales force and preparing, printing and distributing advertising, sales literature and reports to interest holders and policy owners used in connection with the sale of Shares. The Board of the Trust reserves the right to suspend payments under the 12b-1 Plan at any time.

      For the fiscal year ended _______, 201_, all 12b-1 fees paid during the period were paid to the Participating Insurance Companies for providing account services. Please see "Rule 12b-1 Plan" in the SAI for further details.

                                NET ASSET VALUE

      The price of Fund Shares is based on the Fund's NAV per interest which is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. NAV is calculated for the Fund by dividing the value of the Fund's total assets, including accrued interest and dividends, less all liabilities, including accrued expenses and dividends declared but unpaid, by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per interest. All valuations are subject to review by the Board of Trustees or its delegate.

      The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of the Trust. Portfolio securities listed on any exchange other than The NASDAQ Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued at fair value according to procedures adopted by the Board. These securities generally include but are not limited to the following: restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

                             FUND SERVICE PROVIDERS

      The Fund's transfer and dividend paying agent and shareholder services, fund accounting and administrative agent is [BNY MELLON INVESTMENT SERVICING
(US) INC. (FORMERLY PNC GLOBAL INVESTMENT SERVICING (U.S.) INC.), 301 BELLEVUE PARKWAY, WILMINGTON, DELAWARE 19809 ("BNY").] [BNY] performs bookkeeping, data processing, accounting and administrative services for the operation of the Fund and the maintenance of shareholder accounts. The custodian of the assets of the Funds is [BNY MELLON INVESTMENT SERVICING TRUST COMPANY, 8800 TINICUM BOULEVARD, PHILADELPHIA, PENNSYLVANIA 19153.]

      Each Participating Insurance Company performs certain administrative services for the Fund, the Accounts and the variable annuity policies. The Fund pays an administrative fee of 0.__% of average daily net assets to cover expenses incurred by the Participating Insurance Company in connection with these services and First Trust pays an additional fee of 0.__% of average daily net assets to the Participating Insurance Company for administrative services performed for the Fund. For more information on the Fund's expenses, see the SAI.

                             SHAREHOLDER INQUIRIES

      All inquiries regarding the Fund should be directed to the Fund, attention Secretary, at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187 or by calling (800) 621-1675.

                                 MARKET TIMING

      The Fund is intended for long-term investment and discourages frequent trading or market timing. Due to the fact that all Shares of the Fund are issued to, and redeemed from, the Account, it is difficult for the Fund to monitor trading by a particular investor. However, FTP has entered into an agreement with each Participating Insurance Company that permits the Fund, or its designee, to receive certain identity and transaction information and requires each Participating Insurance Company to restrict or prohibit certain future purchases or exchanges by shareholders in certain circumstances. In addition, the Fund relies on each Participating Insurance Company to adopt policies and procedures with respect to transfers into or from the Account. The Fund has reviewed the market timing policies and procedures of each Participating Insurance Company and has determined that such policies are reasonably designed to prevent or detect market timing activity.

      Excessive trading in the Fund's Shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the Fund. However, the Fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Fund Shares.

      Accordingly, the Fund has adopted a Market Timing Policy that seeks to balance the Fund's need to prevent excessive trading in Fund Shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of Fund Shares.

                                  DISCLAIMERS

*        [INSERT DISCLAIMER REGARDING LICENSED MARKS.]

      DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/ OR THE COMPLETENESS OF THE [_____________] OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY A PARTICIPATING INSURANCE COMPANY, FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE [_____________] AND [_____________] OR ANY DATA
      INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE [_____________] AND [_____________] OR ANY DATA INCLUDED THEREIN.
      WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY

      BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME, A PARTICIPATING INSURANCE COMPANY, AND FIRST TRUST, OTHER THAN THE LICENSORS OF CME.

          First Trust/Dow Jones Dividend & Income Allocation Portfolio


For More Information

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.



First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(888) 373-5776
www.ftportfolios.com                                     SEC File #: 811-22652

                                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                                                         DATED DECEMBER 27, 2011
                                                           SUBJECT TO COMPLETION


The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.



                      STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 2011

                      FIRST TRUST VARIABLE INSURANCE TRUST


          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO

      This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to and more detailed than the information set forth in the prospectus for the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"), a series of First Trust Variable Insurance Trust (the "Trust"), and should be read in conjunction with the prospectus for the Fund dated _______, 2011. The prospectus may be obtained by writing to the Trust at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free (800) 621-1675.



                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................3

INVESTMENT OBJECTIVES AND POLICIES...........................................3

INVESTMENT STRATEGIES........................................................5

INVESTMENT RISKS............................................................16

DESCRIPTIONS OF INDICES.....................................................20

FUND MANAGEMENT.............................................................22

CODE OF ETHICS..............................................................32

PROXY VOTING POLICIES AND PROCEDURES........................................32

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................33

INVESTMENT ADVISORY AND OTHER SERVICES......................................33

RULE 12B-1 PLAN.............................................................39

BROKERAGE ALLOCATIONS.......................................................40

MARKET TIMING POLICY........................................................42

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS...........................43

VOTING RIGHTS AND GENERAL FUND INFORMATION..................................44

PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS.............................44

ADDITIONAL INFORMATION......................................................47

                        GENERAL INFORMATION AND HISTORY

      The Trust is a diversified, open-end investment management company organized as a Massachusetts business trust on December 14, 2011. Currently, the Trust has one series authorized and outstanding. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Shares of the Fund are sold only to variable insurance accounts (each an "Account") to fund the benefits of the variable annuity policies (the "Policies") issued by life insurance companies writing variable annuity contracts and variable life insurance policies (each a "Participating Insurance Company").

                       INVESTMENT OBJECTIVES AND POLICIES

      The prospectus describes the investment objectives and certain policies of the Fund. The following supplements the information contained in the prospectus concerning the investment objectives and policies of the Fund.

      The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding Shares of the Fund:

             (1) The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

             (2) The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided, that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

             (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities.

             (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

             (5) The Fund may not make loans to other persons, except through
      (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

             (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

             (7) The Fund may not pledge, mortgage or hypothecate any of its assets except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of the borrowing or investment.

             (8) The Fund may invest more than 25% of its assets in the securities of issuers in any single industry if the applicable investment strategy for the Fund selects securities in a manner that results in such a concentration. Notwithstanding the foregoing, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

      The foregoing fundamental policies and the investment objective of the Fund may not be changed without the affirmative vote of the majority of the outstanding Shares of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the Shares represented at a meeting at which more than 50% of the outstanding Shares are represented; or (ii) more than 50% of the outstanding Shares. With respect to the submission of a change in an investment policy to the Shareholders of the Fund, such matter shall be deemed to have been effectively acted upon if a majority of the outstanding Shares of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding Shares of any other fund affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding Shares.

      In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.

                             INVESTMENT STRATEGIES

TYPES OF INVESTMENTS

      Warrants: The Fund may invest in warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

      Securities Lending: The Fund may also lend portfolio securities to broker-dealers and financial institutions to realize additional income. The Fund will not lend its portfolio securities or other assets, if as a result, more than 33-1/3% of the Fund's total assets, including collateral received, would be lent to broker-dealers or other parties. Such loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking-to-market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. Securities loaned by the Fund remain subject to fluctuations in market value. The Fund may pay reasonable finders, custodian and administrative fees in connection with a loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust"), to be of good standing.

      During the period that the Fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The Fund may also incur expenses in enforcing its rights. If the Fund has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

      Delayed-Delivery Transactions: The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, the Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Fund does not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

      The Fund will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Illiquid Securities: The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight for such determinations. With respect to Rule 144A Securities, First Trust considers factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

      Money Market Funds: The Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

      Corporate Bonds. Corporate bonds, also known as fixed-income securities, are debt obligations issued by corporations. Corporate bonds are generally used by corporations to borrow money from investors. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a corporate bond is unsecured, it is known as a debenture. Holders of corporate bonds, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the securities may be zero coupon fixed-income securities which pay no interest. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the holder of the bonds. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with changes in interest rates and may also be affected by the credit rating of the issuer, the issuer's performance and perceptions of the issuer in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.

      Pooled Investment Vehicles: The Fund may invest in other pooled investment vehicles, including other open-end or closed-end investment companies, exchange-traded funds ("ETFs") and business development companies that invest primarily in securities of the types in which the Fund may invest directly. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other pooled investment vehicles. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs. Other pooled investment vehicles may be leveraged, and the net asset value and market value of their securities will therefore be more volatile and the yield to shareholders will tend to fluctuate more than the yield of unleveraged pooled investment vehicles.


      U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") which is a government-sponsored organization owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by FNMA; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by the Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

 Temporary Investments: The Fund may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P Ratings"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less. The use of temporary investments is not a part of a principal investment strategy of the Fund.

      Short-term debt securities are defined to include, without limitation, the following:

             (1) U.S. Government securities, as described above.

             (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. On October 3, 2008, the Emergency Economic Stabilization Act of 2008 increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor, and the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010, extended this increased coverage permanently. Certificates of deposit purchased by the Fund may not be fully insured.

             (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest. In addition, the Fund may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund, however, intends to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-1 or higher by S&P Ratings, Prime-1 or higher by Moody's or F2 or higher by Fitch.

PORTFOLIO TURNOVER

      The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs and expenses.

HEDGING STRATEGIES

General Description of Hedging Strategies

      The Fund may engage in hedging activities. First Trust may cause the Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures

Contracts"), and options on Futures Contracts to attempt to hedge the Fund's holdings. The use of Futures is not a part of a principal investment strategy of the Fund.

      Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

      The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. The Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

      The foregoing limitations are non-fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

      The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

      The Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

      A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, NYSE Amex Options, The NASDAQ(R) Stock Market ("NASDAQ(R)") and the Philadelphia Stock Exchange.

      The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts
      The Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by the Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

      An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

      Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

      The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on their margin deposits.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

      There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

      The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

      The Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

      As with investments in Futures Contracts, the Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by the Fund. The Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

      The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "FUTURES CONTRACTS." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Description of the Fund

      As described in the Fund's prospectus, the Fund seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed income securities at the time of purchase. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing in dividend paying stocks. The fixed income component seeks to provide income and preserve capital through investing in a diversified investment grade bond portfolio. See "Summary Information-Principal Investment Strategies" for the Fund in the prospectus for a more detailed description of the Fund's investment strategy.

      There is, of course, no guarantee that the objective of the Fund will be achieved.

Insurance Law Restrictions

      In connection with the Trust's agreement to sell Shares of the Fund to Accounts, Participating Insurance Companies and First Trust may enter into agreements, required by certain state insurance departments, under which First Trust may agree to use its best efforts to assure and to permit the Participating Insurance Companies to monitor the Fund for compliance with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If the Fund failed to comply with such restrictions or limitations, Participating Insurance Companies would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                                INVESTMENT RISKS

Overview

      An investment in the Fund should be made with an understanding of the risks which an investment in common stocks and fixed-income securities entails.

      The risks of investing in common stocks include the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

      Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

      Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock.

Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

      The risks of investing in fixed-income securities, including the investment grade bonds in which the Fund invests, include: the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Fund may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Fund may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Fund may decline due to an increase in market interest rates (interest rate risk).

      The debt securities in which the Fund may invest may provide for fixed or variable principal payments and various types of interest rate and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Certain debt securities are "perpetual" in that they have no maturity date. Certain debt securities are zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligations or for an initial period after the issuance of the obligation. If a security satisfies the Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security.

ADDITIONAL RISKS OF INVESTING IN THE FUND

Liquidity Risk

      Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities held in the Fund may be sold to meet transfers, partial withdrawals or surrenders or to implement a strategy on or about each stock selection date and the value of the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Litigation

      At any time litigation may be instituted on a variety of grounds with respect to the common stocks or corporate bonds held by the Fund. The Fund is unable to predict whether litigation that has been or will be instituted might have a material adverse effect on the Fund.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

      In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

             (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its interest holders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

             (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

             (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

             (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

             (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

             (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                            DESCRIPTIONS OF INDICES

      The Fund invests in stocks included in the Dow Jones US Total Stock Market Index and bonds included on the Dow Jones(R) Corporate Bond Index and Dow Jones(R) Industrial Index ("DJIA"). The following is a description of these indices.

DOW JONES(R) US TOTAL STOCK MARKET INDEX

       The Dow Jones U.S. Total Stock Market Index(SM) is designed to represent all U.S. equity securities that have readily available prices. The Dow Jones U.S. Completion Total Stock Market Index(SM) is a subset of the Dow Jones U.S. Total Stock Market Index(SM) and excludes components of the S&P 500. The composition of the Index is reviewed monthly. Additions and deletions are made after the close of trading on the third Friday of the month. Final component changes are announced on the second Friday of the month.

DOW JONES(R) CORPORATE BOND INDEX

       The Dow Jones Corporate Bond Index(SM) is an equally weighted basket of 96 recently issued investment-grade corporate bonds with laddered maturities. The index intends to measure the return of readily tradable, high-grade U.S. corporate bonds. It is priced daily. The index is calculated by Ryan Labs, a fixed-income asset manager.

DOW JONES(R) INDUSTRIAL INDEX

      The DJIA was first published in The Wall Street Journal in 1896 and has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg) Initially consisting of just 12 stocks, the DJIA expanded to 20 stocks in 1916 and to its present size of 30 stocks on October 1, 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the DJIA may be changed at any time for any reason. Any changes in the components of the DJIA made after the Fund's stock selection date will not generally cause a change in the identity of the equity securities involved in the applicable Fund, including any equity securities deposited in a Fund, except when the Fund is periodically adjusted.

      The "Dow Jones(R) US Total Stock Market Index", "Dow Jones(R) Corporate Bond Index" and "Dow Jones(R) Industrial Index" are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"), and have been licensed for use. "Dow Jones(R)", "Dow Jones Industrial Average(SM)," "DJIA(SM)," "Dow Industrials(SM)," "Dow 30SM," "The Dow(R)," "The Dow Jones U.S. Select Dividend Index(SM)." "The Dow 10(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") licensed for use for certain purposes by the Participating Insurance Companies and First Trust. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dow Jones', CME's and their respective affiliates' only relationship to Participating Insurance Companies and First Trust is the licensing of certain trademarks and trade names of Dow Jones and of the "Dow Jones(R) US Total Stock Market Index", "Dow Jones(R) Corporate Bond Index" and "Dow Jones(R) Industrial Index" which are determined, composed and calculated by CME without regard to Participating Insurance Companies, First Trust or the Fund. Dow Jones and CME have no obligation to take the needs of Participating Insurance Companies, First Trust or the owners of the Fund into consideration in determining, composing or calculating the "Dow Jones(R) US Total Stock Market Index", "Dow Jones(R) Corporate Bond Index" and "Dow Jones(R) Industrial Index". Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Fund. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Fund currently being issued by Participating Insurance Companies or First Trust, but which may be similar to and competitive with the Fund. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the "Dow Jones(R) US Total Stock Market Index", "Dow

Jones(R) Corporate Bond Index" or "Dow Jones(R) Industrial Index". It is possible that this trading activity will affect the value of the "Dow Jones(R) US Total Stock Market Index", "Dow Jones(R) Corporate Bond Index" or "Dow Jones(R) Industrial Index" and the Fund.

      DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE [_____________] OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PARTICIPATING INSURANCE COMPANIES, FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE [_____________] OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE [_____________] OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME, PARTICIPATING INSURANCE COMPANIES AND FIRST TRUST, OTHER THAN THE LICENSORS OF CME.

                                FUND MANAGEMENT

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment advisor. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Fund.


                                                                                                                     OTHER
                                                                                                                  TRUSTEESHIPS
                                                                                                                      OR
                                                                                                     NUMBER OF    DIRECTORSHIPS
                                                                                                   PORTFOLIOS IN    HELD BY
                                                                                                  THE FIRST TRUST   TRUSTEE
                                                    TERM OF OFFICE AND                             FUND COMPLEX   DURING THE
        NAME, ADDRESS          POSITION AND OFFICES YEAR FIRST ELECTED    PRINCIPAL OCCUPATIONS     OVERSEEN BY     PAST 5
      AND DATE OF BIRTH             WITH TRUST         OR APPOINTED        DURING PAST 5 YEARS        TRUSTEE        YEARS

Trustee who is an Interested
Person of the Trust
----------------------------

James A. Bowen(1)             President, Chairman   o Indefinite term   Chief Executive Officer   82 Portfolios   None
120 East Liberty Drive,       of the Board, Chief                       (December 2010 to
  Suite 400                   Executive Officer                         Present), President
Wheaton, IL 60187             and Trustee           o Since inception   (until December 2010),
D.O.B.: 09/55                                                           First Trust Advisors
                                                                        L.P. and First Trust
                                                                        Portfolios L.P.;
                                                                        Chairman of the Board of
                                                                        Directors, BondWave LLC
                                                                        (Software Development
                                                                        Company/Investment
                                                                        Advisor) and Stonebridge
                                                                        Advisors LLC (Investment
                                                                        Advisor)


                                      -22-


                                                                                                                     OTHER
                                                                                                                  TRUSTEESHIPS
                                                                                                                      OR
                                                                                                     NUMBER OF    DIRECTORSHIPS
                                                                                                   PORTFOLIOS IN    HELD BY
                                                                                                  THE FIRST TRUST   TRUSTEE
                                                    TERM OF OFFICE AND                             FUND COMPLEX   DURING THE
        NAME, ADDRESS          POSITION AND OFFICES YEAR FIRST ELECTED    PRINCIPAL OCCUPATIONS     OVERSEEN BY     PAST 5
      AND DATE OF BIRTH             WITH TRUST         OR APPOINTED        DURING PAST 5 YEARS        TRUSTEE        YEARS


Independent Trustees
----------------------------

Richard E. Erickson           Trustee               o Indefinite term   Physician; President,     82 Portfolios   None
------------------visors                                                Wheaton Orthopedics;
L.P.                                                                    Co-owner and Co-Director
120 East Liberty Drive,                             o Since inception   (January 1996 to May
  Suite 400                                                             2007), Sports Med Center
Wheaton, IL 60187                                                       for Fitness; Limited
D.O.B: 04/51                                                            Partner, Gundersen Real
                                                                        Estate Limited
                                                                        Partnership; Member,
                                                                        Sportsmed LLC

Thomas R. Kadlec              Trustee               o Indefinite term   President (March 2010 to  82 Portfolios   Director
c/o First Trust Advisors                                                Present), Senior Vice                     of ADM
L.P.                                                o Since inception   President and Chief                       Investor
120 East Liberty Drive,                                                 Financial Officer (May                    Services,
  Suite 400                                                             2007 to March 2010),                      Inc. and
Wheaton, IL 60187                                                       Vice President and Chief                  ADM
D.O.B.: 11/57                                                           Financial Officer (1990                   Investor
                                                                        to May 2007), ADM                         Services
                                                                        Investor Services, Inc.                   International
                                                                        (Futures Commission
                                                                        Merchant)

Robert F. Keith               Trustee               o Indefinite term   President (2003 to        82 Portfolios   Director
c/o First Trust Advisors                                                Present), Hibs                            of Trust
L.P.                                                o Since inception   Enterprises (Financial                    Company of
120 East Liberty Drive,                                                 and Management                            Illinois
  Suite 400                                                             Consulting)
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson               Trustee               o Indefinite term   President (June 2002 to   82 Portfolios   Director
c/o First Trust Advisors                                                Present), Covenant College                of
L.P.                                                o Since inception                                             Covenant
120 East Liberty Drive,                                                                                           Transport
  Suite 400                                                                                                       Inc.
Wheaton, IL 60187
D.O.B.: 03/54


Officers of the Trust
----------------------------

Mark R. Bradley               Treasurer, Chief      o Indefinite term   Chief Financial Officer;  N/A             N/A
120 East Liberty Drive,       Financial Officer                         Chief Operating Officer
  Suite 400                   and Chief Accounting                      (December 2010 to
Wheaton, IL 60187             Officer               o Since inception   Present), First Trust
D.O.B.: 11/57                                                           Advisors L.P. and First
                                                                        Trust Portfolios L.P.;
                                                                        Chief Financial
                                                                        Officer, BondWave LLC
                                                                        (Software Development
                                                                        Company/Investment
                                                                        Advisor) and Stonebridge
                                                                        Advisors LLC (Investment
                                                                        Advisor)

[Susan M. Brix                Assistant Vice        o Indefinite term   Representative, First     N/A             N/A
120 East Liberty Drive,       President                                 Trust Portfolios L.P.;
  Suite 400                                         o Since inception   Assistant Portfolio
Wheaton, IL 60187                                                       Manager, First Trust
D.O.B.: 01/60]                                                          Advisors L.P.


                                      -23-


                                                                                                                     OTHER
                                                                                                                  TRUSTEESHIPS
                                                                                                                      OR
                                                                                                     NUMBER OF    DIRECTORSHIPS
                                                                                                   PORTFOLIOS IN    HELD BY
                                                                                                  THE FIRST TRUST   TRUSTEE
                                                    TERM OF OFFICE AND                             FUND COMPLEX   DURING THE
        NAME, ADDRESS          POSITION AND OFFICES YEAR FIRST ELECTED    PRINCIPAL OCCUPATIONS     OVERSEEN BY     PAST 5
      AND DATE OF BIRTH             WITH TRUST         OR APPOINTED        DURING PAST 5 YEARS        TRUSTEE        YEARS


Erin E. Chapman               Assistant Secretary   o Indefinite term   Assistant General         N/A             N/A
120 East Liberty Drive,                                                 Counsel (October 2007 to
  Suite 400                                         o Since inception   Present), Associate
Wheaton, IL 60187                                                       Counsel (March 2006 to
D.O.B.: 08/76                                                           October 2007), First
                                                                        Trust Advisors L.P. and
                                                                        First Trust Portfolios
                                                                        L.P.; Associate Attorney
                                                                        (November 2003 to March
                                                                        2006), Doyle & Bolotin,
                                                                        Ltd.

James M. Dykas                Assistant Treasurer   o Indefinite term   Controller (January 2011  N/A             N/A
120 East Liberty Drive,                                                 to Present) and Senior
  Suite 400                                         o Since inception   Vice President (April
Wheaton, IL 60187                                                       2007 to Present), Vice
D.O.B.: 01/66                                                           President (January 2005
                                                                        to April 2007), First
                                                                        Trust Advisors L.P. and
                                                                        First Trust Portfolios
                                                                        L.P.

Rosanne Gatta                 Assistant Secretary   o Indefinite term   Board Liaison Associate   N/A             N/A
120 East Liberty Drive,                                                 (July 2010 to Present),
  Suite 400                                         o Since inception   First Trust Advisors
Wheaton, IL 60187                                                       L.P. and First Trust
DOB: 7/55                                                               Portfolios L.P.;
                                                                        Assistant Vice President
                                                                        (February 2001 to July
                                                                        2010), PNC Global
                                                                        Investment Servicing

W. Scott Jardine              Secretary             o Indefinite term   General Counsel, First    N/A             N/A
120 East Liberty Drive,                                                 Trust Advisors L.P. and
  Suite 400                                         o Since inception   First Trust Portfolios
Wheaton, IL 60187                                                       L.P.; Secretary,
D.O.B.: 05/60                                                           BondWave LLC (Software
                                                                        Development
                                                                        Company/Investment
                                                                        Advisor) and Stonebridge
                                                                        Advisors LLC (Investment
                                                                        Advisor)

Daniel J. Lindquist           Vice President        o Indefinite term   Senior Vice President     N/A             N/A
120 East Liberty Drive,                                                 (September 2005 to
  Suite 400                                         o Since inception   Present), Vice President
Wheaton, IL 60187                                                       (April 2004 to September
D.O.B.: 02/70                                                           2005), First Trust
                                                                        Advisors L.P. and First
                                                                        Trust Portfolios L.P.

Coleen D. Lynch               Assistant Vice        o Indefinite term   Assistant Vice President  N/A             N/A
120 East Liberty Drive,       President                                 (January 2008 to
  Suite 400                                         o Since inception   Present), First Trust
Wheaton, IL 60187                                                       Advisors L.P. and First
D.O.B.: 07/58                                                           Trust Portfolios L.P.;
                                                                        Vice President (May 1998
                                                                        to January 2008), Van
                                                                        Kampen Asset Management
                                                                        and Morgan Stanley
                                                                        Investment Management


                                      -24-


                                                                                                                     OTHER
                                                                                                                  TRUSTEESHIPS
                                                                                                                      OR
                                                                                                     NUMBER OF    DIRECTORSHIPS
                                                                                                   PORTFOLIOS IN    HELD BY
                                                                                                  THE FIRST TRUST   TRUSTEE
                                                    TERM OF OFFICE AND                             FUND COMPLEX   DURING THE
        NAME, ADDRESS          POSITION AND OFFICES YEAR FIRST ELECTED    PRINCIPAL OCCUPATIONS     OVERSEEN BY     PAST 5
      AND DATE OF BIRTH             WITH TRUST         OR APPOINTED        DURING PAST 5 YEARS        TRUSTEE        YEARS


Kristi A. Maher               Assistant Secretary   o Indefinite term   Deputy General Counsel    N/A             N/A
120 East Liberty Drive,       and Chief Compliance                      (May 2007 to Present),
  Suite 400                   Officer               o Since inception   Assistant General
Wheaton, IL 60187                                                       Counsel (March 2004 to
D.O.B.: 12/66                                                           May 2007), First Trust
                                                                        Advisors L.P. and First
                                                                        Trust Portfolios L.P.

Roger F. Testin               Vice President        o Indefinite term   Senior Vice President     N/A             N/A
120 East Liberty Drive,                                                 (November 2003 to
  Suite 400                                         o Since inception   Present),  First Trust
Wheaton, IL 60187                                                       Advisors L.P. and First
D.O.B: 06/66                                                            Trust Portfolios L.P.

--------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Fund.

UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of the Trust, First Defined Portfolio Fund, LLC and First Trust Series Fund, open-end funds with ten portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust High Income Long/Short Fund and First Trust Energy Infrastructure Fund, closed-end funds advised by First Trust; and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with 60 portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Funds" or "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust [(other than Susan Brix and Roger Testin)] hold the same positions with the other funds in the First Trust Fund Complex as they hold with the Trust. [Ms. Brix is not an officer of any fund in the First Trust Fund Complex other than the Trust and First Defined Portfolio Fund, LLC.] Mr. Testin, Vice President of the Trust, serves in the same position for all funds in the First Trust Fund Complex with the exception of the closed-end funds.

      The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust, on behalf of the Fund, and the Advisor, is the responsibility of the Board of Trustees. The Trustees of the Trust set broad policies for the Fund, choose the Trust's officers, and hire the Fund's investment advisor and other service providers. The officers of the Trust manage the day-to-day operations and are responsible to the Trust's Board. The Trust's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James
A. Bowen, serves as both the Chief Executive Officer for each First Trust Fund and the Chairman of each Board in the First Trust Fund Complex.

      The same five persons serve as Trustees on the Trust's Board and on the boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, including the Trust, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund's business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions and reviews any processes that would enhance Board governance over the Fund's business. Each Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, each Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Fund's service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a two-year term or until his successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, each Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three committee Chairmen and the Lead Independent Trustee rotate every two years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee, or as Lead Independent Trustee. The Lead Independent Trustee also serves on the Executive Committee with the Interested Trustee.

      The four standing committees of the First Trust Fund Complex are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Trust Agreement and By-Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Nielson and Mr. Bowen are members of the Executive Committee. During the last fiscal year, the Executive Committee held [____] meetings.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 72 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the applicable Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held [____] meetings.

      The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held [____] meetings.

      The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held [____] meetings.

RISK OVERSIGHT

      As part of the general oversight of the Fund, the Board is involved in the risk oversight of the Fund. The Board has adopted and periodically reviews policies and procedures designed to address the Fund's risks. Oversight of investment and compliance risk, including oversight of any sub-advisors, is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Trust's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to sub-advisors and their operations and processes. The Board reviews reports on the Fund's and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers' compliance program. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor the Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Fund. The Valuation Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing agents and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of each Board oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from the Advisor, sub-advisors, underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a trustee.

      Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 - 2007) and Chairman of the Valuation

Committee (June 2006 - 2007) of the First Trust Funds. He currently serves as Chairman of the Valuation Committee (since 2010) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. Mr. Kadlec has served as a Trustee of each First Trust Fund, except First Defined Portfolio Fund, LLC, since its inception. He served as Trustee of First Defined Portfolio Fund, LLC since 2004. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 - 2009) and currently serves as Chairman of the Audit Committee (since 2010) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas, five years as President and COO of ServiceMaster Management Services and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division in to Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) of the First Trust Funds. He currently serves as Chairman of the Nominating and Governance Committee (since 2010) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has served as the President of Covenant College since 2002. Mr. Nielson formerly served as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 -
1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company, and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Nominating and Governance Committee (2008 - 2009) and currently serves as Lead Independent Trustee (since 2010) of the First Trust Funds.

      James A. Bowen is President and Chief Executive Officer of the First Trust Funds and Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served on the Board of Trustees for Wheaton College since October 2005. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999.

      Each trust in the First Trust Fund Complex pays each Trustee who is not an officer or employee of First Trust Advisors, any sub-advisor or any of their affiliates ("Independent Trustees") an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. In addition, for all the trusts in the First Trust Fund Complex, Mr. Nielson is paid annual compensation of $10,000 to serve as the Lead Independent Trustee, Mr. Kadlec is paid annual compensation of $5,000 to serve as the Chairman of the Audit Committee, Dr. Erickson is paid annual compensation of $2,500 to serve as Chairman of the Valuation Committee and Mr. Keith is paid annual compensation of $2,500 to serve as the Chairman of the Nominating and Governance Committee. Each Chairman and the Lead Independent Trustee will serve a two year term expiring December 31, 2011 before rotating to serve as a Chairman of another Committee or as Lead Independent Trustee. The annual compensation is allocated equally among each of the trusts in the First Trust Fund Complex. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings.

      The following table sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Trust and other funds in the First Trust Fund Complex to each of the Independent Trustees for services during the calendar year ended December 31, 201_. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                                                                       TOTAL COMPENSATION
                                                     TOTAL COMPENSATION            FROM THE FIRST TRUST FUND
 NAME OF TRUSTEE                                         FROM TRUST(1)                      COMPLEX(2)
 Richard E. Erickson............................              $
 Thomas R. Kadlec...............................              $
 Robert F. Keith................................              $
 Niel B. Nielson................................              $
--------------------------

1 The compensation paid by the Trust to the Independent Trustees for the fiscal year ended __________, 201_ for services to the Trust.

2 The total compensation paid to the Independent Trustees for the calendar year ended December 31, 201_ for services to the Trust, First Defined Portfolio Fund, LLC and the First Trust Series Fund, __ closed-end funds and __ series of First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange Traded AlphaDEX(R) Fund II, all advised by First Trust.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in all funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2010:

                                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                      IN ALL REGISTERED INVESTMENT COMPANIES
                                      DOLLAR RANGE OF EQUITY       OVERSEEN BY TRUSTEE IN THE FIRST TRUST FUND
NAME OF TRUSTEE                       SECURITIES IN THE FUND                         COMPLEX

Interested Trustee:
James A. Bowen                                  $0                              $50,001 - $100,000

Independent Trustees:
Richard E. Erickson                             $0                              Over $100,000
Thomas R. Kadlec                                $0                              Over $100,000
Robert F. Keith                                 $0                              Over $100,000
Niel B. Nielson                                 $0                              Over $100,000

      As of December 31, 2010, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of the investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with the investment advisor or principal underwriter of the Fund.

                                 CODE OF ETHICS

      To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Trust, First Trust and First Trust Portfolios have adopted Codes of Ethics under Rule 17j-1 under the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

      A senior officer of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of ISS Governance Services, a division of RiskMetrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews the ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest.

      First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies. The ISS Proxy Voting Guidelines are attached hereto as Appendix A.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, on the Fund's website at www.ftportfolios.com, upon request, by calling (800) 621-1675 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of _____, 2011, __________________, owned all shares of the Trust. As a result, _______ is considered to control the Fund. Due to such control, _________ may have the ability to affect the outcome of any item voted on by the Fund. To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of the variable annuity Policies. All Shares in the Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such variable annuity policy owners. Participating Insurance Companies will vote all of the Shares which it is entitled to vote in the same proportion as the voting instructions given by variable annuity policy owners, on the issues presented.

      As of ______, 2011, the Trustees and officers of the Company did not own any Shares.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. As investment advisor, First Trust provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. First Trust provides the Fund with discretionary investment services and certain other services necessary with the management of the portfolio. Specifically, First Trust is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the prospectus and this Statement of Additional Information. First Trust is responsible for effecting all security transactions on behalf of the Fund. First Trust is also responsible for compliance with the provisions of the Code, applicable to the Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).

      First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The

Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board of Trustees.

      First Trust is also advisor to 12 closed-end funds and 60 exchange-traded funds and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios, which are substantially similar to the First Trust Funds in that they have the same investment objectives and strategies as the various First Trust Funds but have a finite life. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities.

      First Trust acts as investment advisor to the Fund pursuant to an Investment Advisory and Management Agreement. The Investment Advisory and Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, or the interest holders of the Fund. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding Shares of the Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that First Trust, its partners, directors, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the agreement. As compensation for its services, the Fund pays First Trust a fee as described in the prospectus. Provisions regarding expense limitations are described in the prospectus.

      As of the date of this SAI, the Fund has not yet commenced operations or paid management fees. Pursuant to an investment management agreement (the "Investment Management Agreement") between First Trust and the Trust, First Trust is paid an annual unitary management fee of 0.__% of the Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution fees, if any, brokerage expense, taxes, interest, and other extraordinary expenses ..

INVESTMENT COMMITTEE

      The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund's portfolios. There are currently [SIX] members of the Investment Committee, as follows:

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Daniel J. Lindquist            Senior Vice President      Since 2004              Senior Vice President
                                                                                  (September 2005 to Present),
                                                                                  Vice President (April 2004 to
                                                                                  September 2005) First Trust
                                                                                  Advisors L.P. and First Trust
                                                                                  Portfolios L.P.


                                      -34-


                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Robert F. Carey                Chief Investment Officer   Since 1991              Chief Investment Officer and
                               and Senior Vice President                          Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Jon C. Erickson                Senior Vice President      Since 1994              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

David G. McGarel               Senior Vice President      Since 1997              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Roger F. Testin                Senior Vice President      Since 2001              Senior Vice President, First
                                                                                  Trust Advisors L.P. and First
                                                                                  Trust Portfolios L.P.

Todd Larson                    Vice President             Since 2007              Vice President (2007 to
                                                                                  Present), First Trust Advisors
                                                                                  L.P. and First Trust
                                                                                  Portfolios L.P.

Eric Maisel                    Vice President             Since 2008              Vice President (2008 to
                                                                                  Present), First Trust Advisors
                                                                                  L.P. and First Trust
                                                                                  Portfolios L.P.

      Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Fund's investment strategies.

      David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

      Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in a funds' portfolio.

      Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

      Todd Larson: As head of First Trust's Fixed Income Group, Mr. Larson is responsible for implementing fixed income investment strategies for First Trust's institutional clients.

         Eric Maisel:

COMPENSATION

      The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund's portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist, Mr. McGarel, [Mr. Larson and Mr. Maisel] also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

      The Investment Committee manages the investment vehicles and accounts (other than the series of the Trust) with the number of accounts and assets, as of ________, set forth in the following table:

                                   ACCOUNTS MANAGED BY INVESTMENT COMMITTEE
                                              (as of ___________)

 INVESTMENT COMMITTEE               REGISTERED INVESTMENT          OTHER POOLED        OTHER ACCOUNTS NUMBER OF
        MEMBER                            COMPANIES            INVESTMENT VEHICLES             ACCOUNTS
                                      NUMBER OF ACCOUNTS        NUMBER OF ACCOUNTS            ($ ASSETS)
                                          ($ ASSETS)                ($ ASSETS)

Robert F. Carey
                                     [____($___________)]      [____($___________)]      [____($___________)]

Roger F. Testin
                                     [____($___________)]      [____($___________)]      [____($___________)]

Jon C. Erickson
                                     [____($___________)]      [____($___________)]      [____($___________)]

David G. McGarel
                                     [____($___________)]      [____($___________)]      [____($___________)]

Daniel J. Lindquist
                                     [____($___________)]      [____($___________)]      [____($___________)]

Todd Larson
                                     [____($___________)]      [____($___________)]      [____($___________)]

Eric Maisel
                                     [____($___________)]      [____($___________)]      [____($___________)]

      None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee. None of the members of the Investment Committee own Shares in the Fund.

DISTRIBUTOR

      First Trust Portfolios, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, serves as the principal underwriter of the Shares of the Fund pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Fund (the "Distribution Agreement"). First Trust Portfolios is affiliated with First Trust. The officers of the Trust described as being associated with First Trust and First Trust Portfolios are affiliated persons of both the Trust and First Trust Portfolios. Pursuant to the Distribution Agreement, the Fund appointed First Trust Portfolios to be its agent for the distribution of the Fund's interests on a continuous offering basis. First Trust Portfolios sells interests of the Fund to Accounts. Pursuant to the Distribution Agreement, First Trust Portfolios, at its own expense, finances certain activities incident to the sale and distribution of the Shares of the Fund, including printing and distribution of prospectus and statement of additional information to other than existing interest holders and the printing and distributing of sales literature and advertising. First Trust Portfolios does not receive underwriting commissions for its sale of Shares of the Fund, but does receive compensation pursuant to a Rule 12b-1 plan adopted by the Fund and described herein under "12b-1 Plan."

ADMINISTRATOR

      The Fund pays an administration fee as set forth in the prospectus to cover expenses incurred by Participating Insurance Companies in connection with the administration of the Fund, Accounts and the Policies. First Trust also pays an additional administrative fee to Participating Insurance Companies for the Fund as set forth in the Fund's prospectus. The services provided by Participating Insurance Companies shall include, among others, the following:
(i) coordinating matters relating to the operation of Account B with the Fund, including any necessary coordination with the custodian, transfer agent, dividend disbursing agent, recordkeeping agent, accountants, attorneys, and other parties performing services or operational functions for the Fund; (ii) coordinating the preparation of the necessary documents with the SEC and other federal and state regulatory authorities as may be required; (iii) taking such other action as may be required by applicable law with respect to the foregoing, including without limitation the rules and regulations of the SEC and of state insurance authorities and other regulatory agencies; and (iv) coordinating with First Trust regarding investment limitations and parameters imposed on funding vehicles for variable annuities by the insurance laws of the various states and by the Code. As of the date of this SAI, the Fund has not yet commenced operations or paid fees to Participating Insurance Companies.

      Participating Insurance Companies also make their officers and employees available to the Trustees and officers of the Trust for consultation and discussions regarding the operations of Accounts and the Policies in connection with the administration of the Fund and services provided to the Fund.

TRANSFER AGENT

      [BNY MELLON INVESTMENT SERVICING (US) INC. ("BNY"), FORMERLY PNC GLOBAL INVESTMENT SERVICING (US) INC., WITH CORPORATE OFFICES AT 301 BELLEVUE PARKWAY, WILMINGTON, DELAWARE 19809,] serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated [___________] (the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, [BNY] maintains member registrations; performs services relating to member trading activity; and provides purchase and redemption services in accordance with instruction from the Trust.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

      [BNY] also serves as the Trust's administrator and fund accounting agent pursuant to an Administration and Accounting Services Agreement dated as of [_____________] (the "Administration Agreement"). [BNY] has agreed to furnish to the Trust statistical and research data, clerical, accounting and bookkeeping services, and certain other services required. In addition, [BNY] has agreed to prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that [BNY] shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. [BNY] shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. The Administration Agreement provides that [BNY] shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. As of the date of this SAI, the Fund has not yet commenced operations or paid fees to [BNY] pursuant to the Administration Agreement.

CUSTODIAN

      The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. [BNY MELLON INVESTMENT SERVICING TRUST COMPANY, 8800 TINICUM BOULEVARD, 3RD FLOOR, SUITE 200, PHILADELPHIA, PA 19153,] acts as custodian for the Fund.

      Pursuant to a letter agreement, the Trust has agreed to pay [BNY MELLON INVESTMENT SERVICING TRUST COMPANY] fees for services provided under the Custodian Agreement dated [________]. [BNY MELLON INVESTMENT SERVICING TRUST COMPANY] receives a monthly fee of 0.0_% of the Fund's average gross assets plus transactions charges and out-of-pocket and other charges. The minimum monthly fee is $___ for the Fund, exclusive of transaction charges and out-of-pocket and other charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Fund's independent registered public accounting firm, [DELOITTE & TOUCHE LLP ("DELOITTE"), 111 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606,] audits the Fund's financial statements and performs other related audit services.

                                RULE 12B-1 PLAN

      The Trust has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Shares of the Fund will be subject to an annual service fee. The Trust has adopted the Plan to encourage each Participating Insurance Company to provide services to owners of Shares of the Fund and to promote future sales of the Fund.

      First Trust Portfolios serves as selling agent and distributor of the Shares of the Fund. In this capacity, First Trust Portfolios manages the offering of the Fund's Shares and is responsible for all sales and promotional activities. In order to compensate First Trust Portfolios for its costs in connection with these activities, the Fund has adopted a service plan under Rule 12b-1 under the 1940 Act. First Trust Portfolios uses the service fee to compensate each Participating Insurance Company for providing account services to policy owners. These services include establishing and maintaining policy owners' accounts, supplying information to policy owners, delivering fund materials to policy owners, answering inquiries, and providing other personal services to policy owners. The Fund may spend up to __% per year of the average daily net assets of its Shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate First Trust Portfolios for expenses incurred in connection with the sale and distribution of the Fund's Shares including, without limitation, compensation of its sales force, expenses of printing and distributing prospectus to persons other than interest holders or policy owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Shares holders and policy owners used in connection with the sale of the Fund's Shares, certain other expenses associated with the distribution of Shares of the Fund, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

      For the fiscal year ended _______, 201_, all 12b-1 fees paid during the period were paid to the Participating Insurance Companies for providing account services.

      Under the Trust's Plan, the Trust will report quarterly to the Board of Trustees for its review all amounts expended under the Plan. The Plan may be terminated at any time with respect to the Fund, without the payment of any penalty, by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of the Fund. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non interested Trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under the applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its interest holders. The Plan may not be amended to increase materially the cost which the Fund may bear under the Plan without the approval of the interest holders of the Fund, and any other material amendments of the Plan must be approved by the Independent Trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the Independent Trustees of the Trust will be committed to the discretion of the Independent Trustees then in office.

                             BROKERAGE ALLOCATIONS

      First Trust is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies.

      Section 28(e) of the 1934 Act permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include: (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

      Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Advisory and Management Agreement provides that such higher commissions will not be paid by the Fund unless the advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Advisory and Management Agreement would not be reduced as a result of receipt by First Trust of research services.

      First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

      As of the date of this SAI, the Fund has not paid any brokerage commissions.

                              MARKET TIMING POLICY

      The Fund has adopted a market timing/frequent trading policy (the "Market Timing Policy"). Market timing may be generally described as the practice of frequently buying and selling investment company shares in order to take advantage of a perceived arbitrage opportunity. Most often the practice has involved funds that invest principally in non-U.S. securities. Market timing can have negative consequences for long-term investors in the Fund. First of all, the practice has the effect of "siphoning" a portion of the fund's gains and effectively diluting the returns to long-term investors. Additionally, if such activity occurs frequently and involves large amounts it will affect how the portfolio manager manages the fund (likely forcing the manager to hold a larger portion of the fund's assets in cash or otherwise interfering with the efficient management of the portfolio). The practice would also likely have the effect of increasing transaction costs, which would be borne by all investors. All interests of the Fund are issued to, and redeemed from, Accounts. Furthermore, such sales and redemptions are affected only in response to purchases and redemptions of the related variable annuity sub-accounts sold by Participating Insurance Companies to their policyholders or transfers among the sub-accounts. Therefore, the Fund's risk of exposure to market timing is limited to such attempts as might be made through the sub-accounts.

      Due to the fact that all Shares of the Fund are issued to, and redeemed from, Accounts, it is difficult for the Fund to monitor trading by a particular investor. However, First Trust Portfolios has entered into an agreement with each Participating Insurance Company that permits the Fund, or their designee, to receive certain identity and transaction information and requires each Participating Insurance Company to restrict or prohibit certain future purchases or exchanges by shareholders in certain circumstances. In addition, the Fund will rely on Participating Insurance Companies to adopt policies and procedures with respect to transfers into and out of the sub-accounts. The Fund has reviewed the market timing policies and procedures of each Participating Insurance Company and has determined that such policies are reasonably designed to prevent or detect market timing activity. In addition, First Trust's portfolio management personnel will monitor activity within the Fund's portfolio and will report any unusual activity to the Trust's Chief Compliance Officer.

               POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

      The Trust has adopted a policy regarding the disclosure of portfolio holdings (the "Disclosure Policy"). The purpose of the Disclosure Policy is to outline the Fund's policies and procedures with respect to the disclosure of portfolio holdings in order to comply with SEC requirements.

      A listing of the portfolio holdings of the Fund generally shall not be provided to any person, including any investor of the Fund, until such time as the portfolio holdings have been filed with the SEC on Form N-Q or Form N-CSR, as applicable, and posted on the Fund's website. Any person, including any investor of the Fund that requests a listing of the Fund's portfolio holdings, shall be provided with the portfolio holdings list most recently made publicly available pursuant to this Disclosure Policy (and/or portfolio holdings as of earlier periods that previously have been made publicly available, if requested).

      Neither the Fund, their investment advisor nor any other party shall receive any compensation whatsoever in connection with the disclosure of information about the Fund's portfolio securities.

      The Fund may on occasion release certain nonpublic portfolio information to selected parties if (i) the Trust's Chief Compliance Officer determines such disclosure in consistent with a legitimate business purpose of the Fund; and
(ii) the recipient is subject to a duty of confidentiality with respect to the information, including a duty not to trade on the nonpublic information. In this connection, selective disclosure of portfolio holdings will be made on an ongoing basis in the normal course of investment and administrative operations to service providers, which, to the best of the Trust's knowledge, include proxy voting services (including ISS), fund accountants and custodians, as well as their financial printers and mailing service (including [BNY, BNY MELLON INVESTMENT SERVICING TRUST COMPANY, GCOMM, FITZGERALD MARKETING COMMUNICATIONS AND BROADRIDGE FINANCIAL SOLUTIONS, INC.]), performance attribution vendors (including [FACTSET RESEARCH SYSTEMS]), tracking agencies (including [LIPPER, INC., MORNINGSTAR, INC., STANDARD & POOR S AND THOMSON FINANCIAL]), accounting and auditing services (including [DELOITTE]) and legal counsel to the Fund, the Independent Trustees or investment advisor (including Vedder Price P.C. and Chapman and Cutler LLP). All such third parties shall be bound by a Code of Ethics or similar insider trading policy or confidentiality agreement prohibiting their use of any portfolio holdings information in an improper manner.

      The Disclosure Policy will be monitored by the Trust's Chief Compliance Officer. Any violations of the Disclosure Policy will be reported by the Trust's Chief Compliance Officer to the Trust's Board of Trustees at the next regularly scheduled board meeting.

      These procedures were designed to ensure that disclosure of information about portfolio securities is in the best interests of Fund interest holders, including the procedures to address conflicts between the interests of Fund interest holders, on the one hand, and those of the Fund's investment advisor; principal underwriter; or any affiliated person of the Fund, its investment advisor, or its principal underwriter, on the other.

                   VOTING RIGHTS AND GENERAL FUND INFORMATION

      Interest holders are entitled to one vote for each Share held. Shareholders may vote on the election of Trustees and on other matters submitted to meetings of Shareholders.

      To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of variable annuity Policies. All Shares in the Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such variable annuity policy owners. Participating Insurance Companies will vote all of the Shares, which it is entitled to vote in the same proportion as the voting instructions given by variable annuity policy owners, on the issues presented.

      Each issued and outstanding Interest in the Fund is entitled to participate equally in dividends and distributions, if any, declared by the Fund, and in the net assets of the Fund remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The Shares of the Fund, when issued, are fully paid and non-assessable. They have no preemptive, conversion, cumulative dividend or similar rights. The Fund can only be owned by Accounts. Shares in the Fund do not have cumulative rights. This means that owners of more than half of the Trust's Shares voting for election of Trustees can elect all the Trustees if they so choose. Then, the remaining interest owners would not be able to elect any Trustees.

      The Board of Trustees has the right to establish additional series in the future, to change Fund series and to determine the preferences, voting powers, rights and privileges thereof.

      The Fund is not required and does not intend to hold annual meetings of Interest holders. Interest holders owning more than 10% of the outstanding interests of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

      Accounts will purchase Shares of the Fund at their net asset value. Shares are purchased using premiums received on Policies issued by Accounts. Accounts are funded by Shares of the Trust.

      All investments in the Trust are credited to the Interest holder's account in the form of full and fractional Shares of the Fund (rounded to the nearest 1/1000 of an Interest). The Trust does not issue Interest certificates.

      As stated in the prospectus, the NAV of the Fund's Shares is determined once each day the New York Stock Exchange (the "NYSE") is open at the close of the regular trading session on the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). The NAV of the Fund's Shares is not determined on days when the NYSE is closed. The NYSE holidays are generally: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The per interest NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. The Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase Shares and no Shares are tendered for redemption. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the fund accounting agent as follows:

             (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day or no official closing price in the case of securities traded on NASDAQ(R) and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

             (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

             (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts will be valued at the mean between the last bid and asked price. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

             (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges, will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

      In addition, the following types of securities will be valued as follows:

             (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

             (2) Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

             (3) Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Pricing Committee of First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

             (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund accounting agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

             (5) Interest rate swaps and credit default swaps will be valued by the Fund accounting agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

      The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by the First Trust Pricing Committee pursuant to procedures adopted by the Board of Trustees in a manner that most fairly reflects fair value of the security on the valuation date, based on a consideration of all available information.

      Certain securities that may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or First Trust at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board of Trustees and in accordance with the provisions of the 1940 Act. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount, which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

      The Trust may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

TAX STATUS

      The Trust currently intends to be treated as a "regulated investment company" under Subchapter M of the Code.

         [TAX DISCUSSION.]


                             ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

      All inquiries regarding the Trust should be directed to the Trust at (800) 621-1675 or by writing the Trust at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

                                   APPENDIX A


                  U.S. Proxy Voting Guidelines Concise Summary

                      (Digest of Selected Key Guidelines)

                                January 22, 2010

--------------------------------------------------------------------------------

Routine/Miscellaneous:

AUDITOR RATIFICATION

Vote FOR proposals to ratify auditors, unless any of the following apply:

      o An auditor has a financial interest in or association with the company, and is therefore not independent;

      o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;

      o Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

      o   Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

      o Non-audit ("other") fees exceed audit fees + audit-related fees + tax compliance/preparation fees

                                    o  o  o  o  o


Board of Directors:

Votes on director nominees should be determined on a CASE-BY-CASE basis. Four fundamental principles apply when determining votes on director nominees:

      o   BOARD ACCOUNTABILITY

      o   BOARD RESPONSIVENESS

      o   DIRECTOR INDEPENDENCE

      o   DIRECTOR COMPETENCE

BOARD ACCOUNTABILITY

Problematic Takeover Defenses

VOTE WITHHOLD/AGAINST(1) the entire board of directors (except new nominees(2), who should be considered on a CASE-by-CASE basis), if:

      o The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

      o The company's poison pill has a "dead-hand" or "modified dead-hand" feature. Vote withhold/against every year until this feature is removed;

      o The board adopts a poison pill with a term of more than 12 months ("long-term pill"), or renews any existing pill, including any "short-term" pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

      o The board makes a material adverse change to an existing poison pill without shareholder approval.


Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less ("short-term pill") without shareholder approval, taking into account the following factors:

      o The date of the pill's adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

      o   The issuer's rationale;

      o   The issuer's governance structure and practices; and


----------------------
(1) In general, companies with a plurality vote standard use "Withhold" as the valid contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

(2) A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

     o   The issuer's track record of accountability to shareholders.


Problematic Audit-Related Practices

Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

      o The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");

      o The company receives an adverse opinion on the company's financial statements from its auditor; or

      o There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:

      o Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.


Problematic Compensation Practices

VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

      o There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

      o The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm's equity plan;

      o The company fails to submit one-time transfers of stock options to a shareholder vote;

      o The company fails to fulfill the terms of a burn rate commitment made to shareholders;

      o The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.


Other Problematic Governance Practices

VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

      o The company's proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

      o The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

            -     A classified board structure;

            -     A supermajority vote requirement;

            - Majority vote standard for director elections with no carve out for contested elections;

            -     The inability for shareholders to call special meetings;

            -     The inability for shareholders to act by written consent;

            -     A dual-class structure; and/or

            -     A non-shareholder approved poison pill.


Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

      o Material failures of governance, stewardship, or fiduciary responsibilities at the company;

      o   Failure to replace management as appropriate; or

      o Egregious actions related to the director(s)' service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.


BOARD RESPONSIVENESS

Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

      o The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

      o The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

      o The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

      o At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.


DIRECTOR INDEPENDENCE

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the Summary Guidelines) when:

      o The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      o The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      o The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

      o   The full board is less than majority independent.




DIRECTOR COMPETENCE

Vote AGAINST or WITHHOLD from individual directors who:

      o Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director's absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

            -     Degree to which absences were due to an unavoidable conflict;

            -     Pattern of absenteeism; and

            - Other extraordinary circumstances underlying the director's absence;

      o   Sit on more than six public company boards;

      o Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

                                    o  o  o  o  o


VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      o Long-term financial performance of the target company relative to its industry;

      o   Management's track record;

      o   Background to the proxy contest;

      o   Qualifications of director nominees (both slates);

      o Strategic plan of dissident slate and quality of critique against management;

      o Likelihood that the proposed goals and objectives can be achieved (both slates);

      o   Stock ownership positions.


                                    o  o  o  o  o


INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

Generally vote FOR shareholder proposals requiring that the chairman's position be filled by an independent director, unless the company satisfies all of the following criteria: The company maintains the following counterbalancing features:

      o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

            - presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

            - serves as liaison between the chairman and the independent directors;

            -     approves information sent to the board;

            -     approves meeting agendas for the board;

            - approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

            - has the authority to call meetings of the independent directors;

            - if requested by major shareholders, ensures that he is available for consultation and direct communication;

      o   Two-thirds independent board;

      o   All independent key committees;

      o   Established governance guidelines;

      o A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company's four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

      o The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

            -     Egregious compensation practices;

            - Multiple related-party transactions or other issues putting director independence at risk;

            -     Corporate and/or management scandals;

            -     Excessive problematic corporate governance provisions; or

            - Flagrant board or management actions with potential or realized negative impact on shareholders.


                                    o  o  o  o  o


Shareholder Rights & Defenses:

NET OPERATING LOSS (NOL) PROTECTIVE AMENDMENTS

For management proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses ("NOLs"), the following factors should be considered on a CASE-BY-CASE basis:

      o The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

      o   The value of the NOLs;

      o Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

      o The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

      o   Any other factors that may be applicable.


                                    o  o  o  o  o


POISON PILLS- SHAREHOLDER PROPOSALS TO PUT PILL TO A VOTE AND/OR ADOPT A PILL POLICY

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

      o   Shareholders have approved the adoption of the plan; or

      o The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.


                                    o  o  o  o  o


POISON PILLS- MANAGEMENT PROPOSALS TO RATIFY POISON PILL

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      o   No lower than a 20% trigger, flip-in or flip-over;

      o   A term of no more than three years;

      o No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      o Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.


                                    o  o  o  o  o


POISON PILLS- MANAGEMENT PROPOSALS TO RATIFY A PILL TO PRESERVE NET OPERATING LOSSES (NOLS)

Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company's net operating losses ("NOLs"), the following factors are considered on a CASE-BY-CASE basis:

      o The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

      o   The value of the NOLs;

      o   The term;

      o Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

      o The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

      o   Any other factors that may be applicable.


                                    o  o  o  o  o


SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders' ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

      o   Shareholders' current right to call special meetings;

      o Minimum ownership threshold necessary to call special meetings (10% preferred);

      o   The inclusion of exclusionary or prohibitive language;

      o   Investor ownership structure; and

      o Shareholder support of and management's response to previous shareholder proposals.


                                    o  o  o  o  o


SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

      o   Ownership structure;

      o   Quorum requirements; and

      o   Supermajority vote requirements.


                                    o  o  o  o  o


Capital/Restructuring:

COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

      o   Past Board Performance:

            o The company's use of authorized shares during the last three years;

            o     One- and three-year total shareholder return; and

            o     The board's governance structure and practices;

      o   The Current Request:

            o Disclosure in the proxy statement of the specific reasons for the proposed increase;

            o The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model, which examines the company's need for shares and its three-year total shareholder return; and

            o     Risks to shareholders of not approving the request.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.


                                    o  o  o  o  o

PREFERRED STOCK

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o   Past Board Performance:

            o The company's use of authorized preferred shares during the last three years;

            o     One- and three-year total shareholder return; and

            o     The board's governance structure and practices;

      o   The Current Request:

            o Disclosure in the proxy statement of specific reasons for the proposed increase;

            o In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model, which examines the company's need for shares and three-year total shareholder return; and

            o Whether the shares requested are blank check preferred shares, and whether they are declawed.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.


                                    o  o  o  o  o


MERGERS AND ACQUISITIONS

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.


                                    o  o  o  o  o


Compensation:

EXECUTIVE PAY EVALUATION

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

      1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

      2. Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

      3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

      4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

      5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.


                                    o  o  o  o  o


EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

      o   The total cost of the company's equity plans is unreasonable;

      o The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

      o The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company's performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

      o The company's three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;

      o Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

      o   The plan is a vehicle for problematic pay practices.


                                    o  o  o  o  o


OTHER COMPENSATION PROPOSALS AND POLICIES

ADVISORY VOTES ON EXECUTIVE COMPENSATION- MANAGEMENT PROPOSALS (MANAGEMENT SAY-ON-PAY)

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices- dissatisfaction with compensation practices can be expressed by voting against the MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on which to express the dissatisfaction, then the secondary target will be members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal; then vote withhold or against compensation committee member (or, if the full board is deemed accountable, to all directors). If the negative factors impact equity-based plans, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

      o There is a misalignment between CEO pay and company performance (pay for performance);

      o   The company maintains problematic pay practices;

      o The board exhibits poor communication and responsiveness to shareholders.

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

      o Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives' short- and long-term incentive awards: disclosure, explanation of their alignment with the company's business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

      o Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives' pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay "ratcheting" due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

      o Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO's latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.


PAY FOR PERFORMANCE

Evaluate the alignment of the CEO's pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders' perspective, performance is predominantly gauged by the company's stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term. Focus on companies with sustained underperformance relative to peers, considering the following key factors:

      o Whether a company's one-year and three-year total shareholder returns ("TSR") are in the bottom half of its industry group (i.e., four-digit GICS - Global Industry Classification Group); and

      o Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company's total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO's pay relative to the company's TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the LONG TERM TREND OF CEO TOTAL COMPENSATION RELATIVE TO SHAREHOLDER RETURN. ALSO CONSIDER THE MIX OF performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company's pay for performance linkage.


PROBLEMATIC PAY PRACTICES

The focus is on executive compensation practices that contravene the global pay principles, including:

      o Problematic practices related to non-performance-based compensation elements;

      o   Incentives that may motivate excessive risk-taking; and

      o   Options Backdating.

Non-Performance based Compensation Elements

Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements. While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG's Compensation FAQ document:
http://www.riskmetrics.com/policy/2010_compensation_FAQ:

      o Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

      o Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

      o Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

      o Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties ("Single Triggers"); new or materially amended agreements that provide for "modified single triggers" (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including "modified gross-ups");

      o Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

      o Dividends or dividend equivalents paid on unvested performance shares or units;

      o Executives using company stock in hedging activities, such as "cashless" collars, forward sales, equity swaps or other similar arrangements; or

      o Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).


Incentives that may Motivate Excessive Risk-Taking

Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

      o   Guaranteed bonuses;

      o   A single performance metric used for short- and long-term plans;

      o   Lucrative severance packages;

      o   High pay opportunities relative to industry peers;

      o   Disproportionate supplemental pensions; or

      o Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.


Options Backdating

Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

      o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

      o   Duration of options backdating;

      o   Size of restatement due to options backdating;

      o Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

      o Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-by-CASE analysis approach allows distinctions to be made between companies that had "sloppy" plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.

Board Communications and Responsiveness

Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:

      o   Poor disclosure practices, including:

            - Unclear explanation of how the CEO is involved in the pay setting process;

            - Retrospective performance targets and methodology not discussed;

            - Methodology for benchmarking practices and/or peer group not disclosed and explained.

      o Board's responsiveness to investor input and engagement on compensation issues, for example:

            - Failure to respond to majority-supported shareholder proposals on executive pay topics; or

            - Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.


                                    o  o  o  o  o


OPTION EXCHANGE PROGRAMS/REPRICING OPTIONS

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

      o Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;

      o Rationale for the re-pricing--was the stock price decline beyond management's control?

      o   Is this a value-for-value exchange?

      o   Are surrendered stock options added back to the plan reserve?

      o Option vesting--does the new option vest immediately or is there a black-out period?

      o Term of the option--the term should remain the same as that of the replaced option;

      o   Exercise price--should be set at fair market or a premium to market;

      o   Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's total cost of equity plans and its three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price. Vote FOR shareholder proposals to put option repricings to a shareholder vote.


                                    o  o  o  o  o


SHAREHOLDER PROPOSALS ON COMPENSATION

ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY-ON-PAY)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.


                                    o  o  o  o  o


GOLDEN COFFINS/EXECUTIVE DEATH BENEFITS

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.


                                    o  o  o  o  o


RECOUP BONUSES

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:

      o   If the company has adopted a formal recoupment bonus policy;

      o If the company has chronic restatement history or material financial problems; or

      o If the company's policy substantially addresses the concerns raised by the proponent.

                                    o  o  o  o  o


STOCK OWNERSHIP OR HOLDING PERIOD GUIDELINES

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement. Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

      o Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

            -     Rigorous stock ownership guidelines, or

            - A holding period requirement coupled with a significant long-term ownership requirement, or

            -     A meaningful retention ratio,

      o Actual officer stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.

      o Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive's tenure with the company or even a few years past the executive's termination with the company.


                                    o  o  o  o  o


6. Social/Environmental Issues:

OVERALL APPROACH

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

      o Whether adoption of the proposal is likely to enhance or protect shareholder value;

      o Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

      o The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

      o Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

      o Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

      o Whether the company's analysis and voting recommendation to shareholders are persuasive;

      o What other companies have done in response to the issue addressed in the proposal;

      o Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

      o Whether implementation of the proposal's request would achieve the proposal's objectives;

      o Whether the subject of the proposal is best left to the discretion of the board;

      o Whether the requested information is available to shareholders either from the company or from a publicly available source; and

      o Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.


                                    o  o  o  o  o


BOARD DIVERSITY

Generally vote FOR requests for reports on the company's efforts to diversify the board, unless:

      o The gender and racial minority representation of the company's board is reasonably inclusive in relation to companies of similar size and business; and

      o The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:

      o The degree of existing gender and racial minority diversity on the company's board and among its executive officers;

      o The level of gender and racial minority representation that exists at the company's industry peers;

      o The company's established process for addressing gender and racial minority board representation;

      o Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

      o   The independence of the company's nominating committee;

      o The company uses an outside search firm to identify potential director nominees; and

      o Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

                                    o  o  o  o  o


GENDER IDENTITY, SEXUAL ORIENTATION, AND DOMESTIC PARTNER BENEFITS

Generally vote FOR proposals seeking to amend a company's EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company. Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

GREENHOUSE GAS (GHG) EMISSIONS

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

      o The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

      o The company's level of disclosure is comparable to that of industry peers; and

      o There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

      o Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

      o   Whether company disclosure lags behind industry peers;

      o Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

      o The feasibility of reduction of GHGs given the company's product line and current technology and;

      o Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.


                                    o  o  o  o  o


POLITICAL CONTRIBUTIONS AND TRADE ASSOCIATION SPENDING
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

      o There are no recent, significant controversies, fines or litigation regarding the company's political contributions or trade association spending; and

      o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

      o Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and

      o The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.


                                    o  o  o  o  o


LABOR AND HUMAN RIGHTS STANDARDS

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed. Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

      o The degree to which existing relevant policies and practices are disclosed;

      o Whether or not existing relevant policies are consistent with internationally recognized standards;

      o Whether company facilities and those of its suppliers are monitored and how;

      o Company participation in fair labor organizations or other internationally recognized human rights initiatives;

      o Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

      o Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

      o   The scope of the request; and

      o   Deviation from industry sector peer company standards and practices.


                                    o  o  o  o  o

SUSTAINABILITY REPORTING

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

      o The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

      o The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame


                                    o  o  o  o  o

                      First Trust Variable Insurance Trust
                           PART C - OTHER INFORMATION


ITEM 28.     EXHIBITS


EXHIBIT NO.  DESCRIPTION

   (a) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A. (1)

   (b)       By-Laws of the Registrant. (2)

   (c)       Not Applicable.

   (d)       Investment Management Agreement. (2)

   (e)       Distribution Agreement. (2)

   (f)       Not Applicable.

   (g)       Custody Agreement between the Registrant and ______________. (2)

   (h) (1)   Transfer Agency Agreement between the Registrant and ___________.
             (2)

       (2) Administration and Accounting Agreement between the Registrant and _______________. (2)

       (3)   Form of Subscription Agreement. (2)

       (4)   Form of Participant Agreement. (2)

   (i) (1)   Opinion and Consent of Bingham McCutchen LLP dated ___________. (2)

       (2)   Opinion and Consent of Chapman and Cutler LLP dated ___________.
             (2)

   (j)       Consent of Independent Registered Public Accounting Firm. (2)

   (k)       Not Applicable.

   (l)       Not Applicable.

   (m)       12b-1 Service Plan. (2)

   (n)       Not Applicable.

   (o)       Not Applicable.

   (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009. (2)

       (2)   First Trust Funds Code of Ethics, amended on January 1, 2009. (2)

   (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, Mark R. Bradley, W. Scott Jardine, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (2)

__________________

(1) Filed herewith.

(2) To be filed by amendment.


ITEM 29.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Not Applicable.


ITEM 30.     INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31.     BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 14 mutual funds, 83 exchange-traded funds and 13 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Suite 400 Wheaton, Illinois 60187.

      Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/Chief Executive Officer  Managing Director, Chief Executive Officer (since
                                                           December 2010) and President (prior to December 2010),
                                                           FTP; Chairman of the Board of Directors, BondWave LLC
                                                           and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                     Managing Director, FTP

Mark R. Bradley, Managing Director/Chief Financial         Managing Director, Chief Financial Officer and Chief
Officer/Chief Operating Officer                            Operating Officer (since December 2010), FTP; Chief
                                                           Financial Officer, BondWave LLC and Stonebridge Advisors LLC




NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Robert F. Carey, Chief Investment Officer and              Senior Vice President, FTP
Senior Vice President

W. Scott Jardine, General Counsel                          General Counsel, FTP; Secretary of BondWave LLC and
                                                           Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                    Deputy General Counsel, FTP

Erin Chapman, Assistant General Counsel                    Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                      Assistant General Counsel, FTP

Amy Lum, Assistant General Counsel                         Assistant General Counsel (since November 2010), FTP; Of Counsel,
                                                           The Law Offices of Beau T. Grieman (August 2009 to March 2010);
                                                           Associate, Perkins Coie (April 2008 to August 2009)

Heidemarie Gregoriev                                       Compliance Counsel, FTP

Lisa Weier, Assistant General Counsel                      Assistant General Counsel (since January 2011), FTP; Associate,
                                                           Chapman and Cutler LLP

R. Scott Hall, Managing Director                           Managing Director, FTP

Andrew S. Roggensack, Managing Director/President          Managing Director and President (since December 2010), FTP

Kathleen Brown, Senior Vice President and Chief            CCO and Senior Vice President, FTP
Compliance Officer

Elizabeth H. Bull, Senior Vice President                   Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                Senior Vice President, FTP

Jane Doyle, Senior Vice President                          Senior Vice President, FTP

James M. Dykas, Senior Vice President and Controller       Senior Vice President and Controller (since December 2010), FTP

Jon C. Erickson, Senior Vice President                     Senior Vice President, FTP

Ken Fincher, Senior Vice President                         Senior Vice President, FTP

Rosanne Gatta, Board Liaison Associate                     Board Liaison Associate (July 2010 to Present), FTA and FTP;
                                                           Assistant Vice President (February 2011 to July 2010),
                                                           PNC Global Investment Servicing




NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Kenneth N. Hass, Senior Vice President                     Senior Vice President, FTP

Jason T. Henry, Senior Vice President                      Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                 Senior Vice President, FTP

David G. McGarel, Senior Vice President                    Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                       Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                      Senior Vice President, FTP

Roger F. Testin, Senior Vice President                     Senior Vice President, FTP

Kyle Baker, Vice President                                 Vice President, FTP

Christina Knierim, Vice President                          Vice President, FTP

Todd Larson, Vice President                                Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President                     Vice President, FTP

Stan Ueland, Vice President                                Vice President, FTP

Katherine Urevig, Vice President                           Vice President, FTP

Brad Bradley, Assistant Vice President                     Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                 Assistant Vice President, FTP

Chris Fallow, Assistant Vice President                     Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President               Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President                  Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                   Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                  Assistant Vice President, FTP

Brian Wesbury, Chief Economist                             Chief Economist, FTP

Rob Stein, Senior Economist                                Senior Economist, FTP

ITEM 32.     PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Exchange-Traded AlphaDEX(R) Fund II, First Trust Series Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

      (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Managing Director/Chief Executive   President, Chairman of the Board,
                                          Officer                             Trustee, Chief Executive Officer

Mark R. Bradley                           Managing Director/Chief Financial   Treasurer, Chief Financial Officer
                                          Officer/Chief Operating Officer     and Chief Accounting Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

Ronald D. McAlister                       Managing Director                   None

Richard A. Olson                          Managing Director                   None

Andrew S. Roggensack                      Managing Director/President         None

W. Scott Jardine                          General Counsel                     Secretary

Kristi A. Maher                           Deputy General Counsel              Assistant Secretary and Chief Compliance Officer

Erin Chapman                              Assistant General Counsel           Assistant Secretary

John Vasko                                Assistant General Counsel           None

Amy Lum                                   Assistant General Counsel           None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Lisa Weier                                Assistant General Counsel           None

Heidemarie Gregoriev                      Compliance Counsel                  None

Dan Affeto                                Senior Vice President               None

Bob Bartel                                Senior Vice President               None

Elizabeth H. Bull                         Senior Vice President               None

Robert F. Carey                           Senior Vice President               None

Patricia L. Costello                      Senior Vice President               None

Christopher L. Dixon                      Senior Vice President               None

Jane Doyle                                Senior Vice President               None

James M. Dykas                            Senior Vice President/Controller    Assistant Treasurer

Jon C. Erickson                           Senior Vice President               None

Ken Fincher                               Senior Vice President               None

Wendy Flaherty                            Senior Vice President               None
Rosanne Gatta                             Board Liaison Associate             Assistant Secretary

Kenneth N. Hass                           Senior Vice President               None

Jason T. Henry                            Senior Vice President               None

Rich Jaeger                               Senior Vice President               None

Christian D. Jeppesen                     Senior Vice President               None

Christopher A. Lagioia                    Senior Vice President               None

Daniel J. Lindquist                       Senior Vice President               Vice President

David G. McGarel                          Senior Vice President               None

Mark R. McHenney                          Senior Vice President               None

Mitchell Mohr                             Senior Vice President               None

Paul E. Nelson                            Senior Vice President               None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Steve R. Nelson                           Senior Vice President               None

Robert M. Porcellino                      Senior Vice President               None

Steven R. Ritter                          Senior Vice President               None

Alan Rooney                               Senior Vice President               None

Francine Russell                          Senior Vice President               None

Brad A. Shaffer                           Senior Vice President               None

Brian Sheehan                             Senior Vice President               None

Andrew C. Subramanian                     Senior Vice President               None

Mark P. Sullivan                          Senior Vice President               None

Roger F. Testin                           Senior Vice President               Vice President

Gregory E. Wearsch                        Senior Vice President               None

Patrick Woelfel                           Senior Vice President               None

Kathleen Brown                            Senior Vice President; Chief        None
                                          Compliance Officer

Jonathan Ackerhalt                        Vice President                      None

Dan Affetto                               Vice President                      None

Lance Allen                               Vice President                      None

Jeff Ambrose                              Vice President                      None

Kyle Baker                                Vice President                      None

Carlos Barbosa                            Vice President                      None

Andrew Barnum                             Vice President                      None

Michael Bean                              Vice President                      None

Rob Biddinger                             Vice President                      None

Dan Blong                                 Vice President                      None

Bill Braasch                              Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Cory Bringle                              Vice President                      None

Mike Britt                                Vice President                      None

Alex Brozyna                              Vice President                      None

Nathan S. Cassel                          Vice President                      None

Joshua Crosley                            Vice President                      None

Michael Dawson                            Vice President                      None

Michael Darr                              Vice President                      None

Albert K. Davis                           Vice President                      None

Daren J. Davis                            Vice President                      None

Michael DeBella                           Vice President                      None

Sean Degnan                               Vice President                      None

Robert T. Doak                            Vice President                      None

Joel D. Donley                            Vice President                      None

Brett Egner                               Vice President                      None

Stacy Eppen                               Vice President                      None

Ben Ferwerdo                              Vice President                      None

Edward Foley                              Vice President                      None

Don Fuller                                Vice President                      None

John Gillis                               Vice President                      None

Joann Godbout                             Vice President                      None

Matt D. Graham                            Vice President                      None

William M. Hannold                        Vice President                      None

Mary Jane Hansen                          Vice President                      None

Gaby Harman                               Vice President                      None

Ryan Issakainen                           Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Rich Jacquemart                           Vice President                      None

Rick Johnson                              Vice President                      None

Greg Keefer                               Vice President                      None

Tom Knickerbocker                         Vice President                      None

Christina Knierim                         Vice President                      None

Thomas E. Kotcher                         Vice President                      None

Todd Larson                               Vice President                      None

Daniel Lavin                              Vice President                      None

Michael P. Leyden                         Vice President                      None

Keith L. Litavsky                         Vice President                      None

Eric Maisel                               Vice President                      None

Grant Markgraf                            Vice President                      None

Stephanie L. Martin                       Vice President                      None

Marty McFadden                            Vice President                      None

Nate Memmott                              Vice President                      None

Sean Moriarty                             Vice President                      None

John O'Sullivan                           Vice President                      None

David Pagano                              Vice President                      None

Scott Patton                              Vice President                      None

Brian K. Penney                           Vice President                      None

Blair R. Peterson                         Vice President                      None

Jason Peterson                            Vice President                      None

Craig Pierce                              Vice President                      None

Marisa Prestigiacomo                      Vice President                      None

Craig Prichard                            Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

David A. Rieger                           Vice President                      None

James Rowlette                            Vice President                      None

Ronda L. Saeli-Chiappe                    Vice President                      None

Rikka Salrin                              Vice President                      None

Jeffrey M. Samuel                         Vice President                      None

Peter H. Sandford                         Vice President                      None

Debra K. Scherbring                       Vice President                      None

Timothy Schival                           Vice President                      None

Nim Short                                 Vice President                      None

Edward J. Sistowicz                       Vice President                      None

Cal Smith                                 Vice President                      None

Eric Stoiber                              Vice President                      None

Terry Swagerty                            Vice President                      None

Brian Taylor                              Vice President                      None

Kerry Tazakine                            Vice President                      None

Timothy Trudo                             Vice President                      None

Stanley Ueland                            Vice President                      Assistant Vice President

Bryan Ulmer                               Vice President                      None

Katherine Urevig                          Vice President                      None

Barbara E. Vinson                         Vice President                      None

Dan Waldron                               Vice President                      None

Jeff Westergaard                          Vice President                      None

Lewin M. Williams                         Vice President                      None

Jeffrey S. Barnum                         Assistant Vice President            None

Toby A. Bohl                              Assistant Vice President            None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Brad Bradley                              Assistant Vice President            None

Steve Claiborne                           Assistant Vice President            None

Katie D. Collins                          Assistant Vice President            None

Ann Marie Giudice                         Assistant Vice President/Treasurer  None

Debbie Del Giudice                        Assistant Vice President            None

Chris Fallow                              Assistant Vice President            None

Ken Harrison                              Assistant Vice President            None

Anita K. Henderson                        Assistant Vice President            None

James V. Huber                            Assistant Vice President            None

Kristen Johanneson                        Assistant Vice President            None

Daniel C. Keller                          Assistant Vice President            None

Coleen D. Lynch                           Assistant Vice President            Assistant Vice President

Robert J. Madeja                          Assistant Vice President            None

David M. McCammond-Watts                  Assistant Vice President            None

Michelle Parker                           Assistant Vice President            None

Steve Schwarting                          Assistant Vice President            None

Omar Sepulveda                            Assistant Vice President            None

John H. Sherren                           Assistant Vice President            None

Lee Sussman                               Assistant Vice President            None

Christopher J. Thill                      Assistant Vice President            None

Dave Tweeten                              Assistant Vice President            None

Thomas G. Wisnowski                       Assistant Vice President            None

* All addresses are
120 East Liberty Drive,
Wheaton Illinois 60187
unless otherwise noted.

      (c)   Not Applicable.

ITEM 33.     LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.


ITEM 34.     MANAGEMENT SERVICES

      Not Applicable.


ITEM 35.     UNDERTAKINGS

      Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois on the 27th day of December, 2011.

                                        FIRST TRUST VARIABLE INSURANCE TRUST



                                        By: /s/ James A. Bowen
                                            --------------------------------
                                            James A. Bowen, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated:


SIGNATURE                 TITLE                             DATE

                          President, Chief Executive        December 27, 2011
/s/ James A. Bowen        Officer,Chairman and Trustee
----------------------
    James A. Bowen

                               INDEX TO EXHIBITS

(a) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A